Geographic Information (Details 1) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Long-lived assets, net	$ 1,650,959	$ 1,647,476
Americas - U.S. [Member]
Long-lived assets, net	1,162,481	1,188,000
Rest of Americas[Member]
Long-lived assets, net	118,110	115,223
EMEA [Member]
Long-lived assets, net	340,359	313,373
APAC [Member]
Long-lived assets, net	$ 30,009	$ 30,880